VESSELS UNDER FINANCE LEASE, NET - Finance Lease Maturity (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Outstanding Obligations Under Capital Leases: [Abstract]
2020	$ 291,964
2021	17,557
2022	16,419
2023	17,557
2024	16,468
Thereafter	25,920
Minimum lease payments	385,885
Less: imputed interest	(25,975)
Present value of obligations under finance leases	$ 359,910